SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jun. 30, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II - Valuation and Qualifying Accounts

	Beginning Balance	Additions (Charge to Expense)	Deductions (Write-offs, net of Recoveries)	Ending Balance

	(in thousands)
Allowance for doubtful accounts, customers and other:
Year ended December 31, 2018	$549	$1,725	$(1,111)	$1,163
Year ended December 31, 2019	1,163	1,840	(1,853)	1,150
Year ended December 31, 2020	1,150	1,483	(1,882)	751

Tax valuation allowances:
Year ended December 31, 2018	$—	$938	$—	$938
Year ended December 31, 2019	938	5,638	—	6,576
Year ended December 31, 2020	6,576	11,680	—	18,256